Stockholders’ Equity Deficiency	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Stockholders’ Equity Deficiency

14. Stockholders’ Equity

Common Stock

The Company has the authority to issue 1,000,000,000 shares of common stock, $0.01 par value per share.

On March 31, 2023, the Company entered into common stock purchase agreements with certain purchasers, pursuant to which the Company issued and sold in a registered direct offering an aggregate of 2,963,918 shares of the Company’s common stock, $0.01 par value per share at a purchase price of $3.88 per share. The gross proceeds received were $11,500 and after deducting offering expenses of $356, the Company received net proceeds of $11,144, as reflected on the condensed consolidated statements of stockholder’s deficiency. No underwriter or placement agent participated in the registered direct offering. The net proceeds were intended for working capital and other general corporate purposes. Further information is provided in Note 18.

During the three months ended September 30, 2023, the Company recorded the issuance of 14,904 (issued July 21, 2023 upon conversion of 108 shares of Series H convertible preferred stock) and 1,759,224 (issued August 10, 2023 upon conversion of 12,748 shares of Series H convertible preferred stock) shares of the Company’s common stock totaling 1,774,128 as result of the conversion of shares of the Company’s Series H convertible preferred stock (12,856 shares of Series H convertible preferred stock) with a corresponding amount of $11,508 (totaling $12,856, representing 12,856 shares of Series H convertible preferred stock at $1,000 stated par value per share, less issuance cost of $1,348) as reflected on the condensed consolidated statement of stockholders’ deficiency. The August 10, 2023 issuance was in accordance with the automatic mandatory conversion on the fifth anniversary date of the initial first closing of the Company’s Series H convertible preferred. During the nine months ended September 30, 2023, the Company recorded the issuance of 1,981,128 (includes issuance of 207,000 shares of common stock on April 17, 2023 upon conversion of 1,500 shares of the Company’s Series H convertible preferred stock) shares of the Company’s common stock with a corresponding amount of $13,008 (includes $1,500 representing 1,500 shares of Series H convertible preferred stock at $1,000 stated par value) as reflected on the condensed consolidated statement of stockholders’ deficiency.

On January 24, 2022, the Company entered into several stock purchase agreements with several investors, where the Company was liable for liquidated damages, pursuant to which the Company issued an aggregate of 505,655 shares of its common stock at a price equal to $13.86 per share (determined based on the volume-weighted average price of the Company’s common stock at the close of trading on the sixty (60) previous trading days), to the investors in lieu of an aggregate of $7,008 owed in liquidated damages. The Company recorded $6,685 in connection with the issuance of shares of the Company’s common stock and recognized a gain of $323 on the settlement of the liquidated damages, which was recorded as additional paid-in capital on the condensed consolidated statement of stockholders’ deficiency.

On February 15, 2022 and March 11, 2022, the Company raised gross proceeds of $34,498 pursuant to a firm commitment underwritten public offering of 4,181,603 shares of the Company’s common stock (on February 15, 2022 the Company issued 3,636,364 shares and on March 11, 2022 the Company issued 545,239 shares pursuant to the underwriter’s overallotment that was exercised on March 10, 2022), at a public offering price of $8.25 per share. The Company received net proceeds of $32,058, after deducting underwriting discounts and commissions and other offering costs payable by the Company of $2,440 to B. Riley (see Note 18). In addition, the Company directly incurred offering costs of $1,568 and recorded $30,490 upon the issuance of its common stock, as reflected on the condensed consolidated statements of stockholders’ deficiency.

Between March 22, 2022 and March 25, 2022, the Company recorded the issuance of 70,380 shares of the Company’s common stock upon conversion of 510 shares of the Company’s Series H convertible preferred stock, with a corresponding amount of $511 as reflected on the condensed consolidated statements of stockholders’ deficiency.

22. Stockholders’ Deficiency

Common Stock

The Company has the authority to issue 1,000,000,000 shares of common stock, $0.01 par value per share as the result of filing on December 18, 2020, a Certificate of Amendment with the Secretary of the State of Delaware to increase the number of authorized shares of its common stock from 100,000,000 shares to 1,000,000,000 shares.

Common Stock Public Offering – During the year ended December 31, 2022, the Company raised gross proceeds of $34,498 pursuant to a firm commitment underwritten public offering of 4,181,603 shares of the Company’s common stock (on February 15, 2022 the Company issued 3,636,364 shares and on March 11, 2022 the Company issued 545,239 shares pursuant to the underwriter’s overallotment that was exercised on March 10, 2022), at a public offering price of $8.25 per share. The Company received net proceeds of $32,058, after deducting underwriting discounts and commissions and other offering costs payable by the Company. In addition, the Company directly incurred offering costs of $1,568 and recorded $30,490 upon the issuance of its common stock, as reflected on the consolidated statements of stockholders’ deficiency.

Common Stock Private Placement – During the year ended December 31, 2021, the Company entered into securities purchase agreements with several accredited investors, pursuant to which the Company sold an aggregate of 1,299,027 shares of the Company’s common stock at a price of $15.40 per share for aggregate gross proceeds of $20,005 (974,351 shares were issued on May 20, 2021 and May 25, 2021 for gross proceeds of $15,005 and 324,676 shares were issued on June 2, 2021 for gross proceeds of $5,000). After payment of legal fees and expenses of $167, of which $100 was paid in cash to B. Riley, the Company received net proceeds of $19,838 as reflected on the consolidated statements of stockholders’ deficiency.

The shares of the Company’s common stock issued in connection with the common stock private placement is subject to Registration Rights Damages and Public Information Failure Damages, in certain circumstances and limited to 6% of the aggregate amount invested (see Note 16).

Common Stock Withheld – The Company recorded the repurchase of vested restricted common stock of 373,394 shares for the payment for taxes of $4,468, and 4,355 shares for the payment for taxes of $70, during the years ended December 31, 2022 and 2021, respectively, as reflected on the consolidated statements of stockholders’ deficiency.

Common Stock for Acquisitions – The Company recorded the issuance of 330,863 shares of the Company’s common stock as follows: (i) 314,103 shares were issued pursuant to the Parade stock acquisition on April 1, 2022, with a fair market value of $3,141, as further described in Note 4; and (ii) 16,760 shares were issued on March 9, 2022, pursuant to an asset acquisition entered into March 9, 2020 with no fair value recognized at the time of issuance, during the year ended December 31, 2022, as reflected on the consolidated statements of stockholders’ deficiency.

Common Stock for Liquidated Damages – The Company entered into several stock purchase agreements with several investors on January 24, 2022, where the Company was liable to for liquidated damages, pursuant to which the Company issued an aggregate of 505,655 shares of its common stock at a price equal to $13.86 per share (determined based on the volume-weighted average price of the Company’s common stock at the close of trading on the sixty (60) previous trading days), to the investors in lieu of an aggregate of $7,008 owed in liquidated damages. In connection with the stock purchase agreements, the Company filed a registration statement covering the resale of 505,655 shares of the Company’s common stock. The Company recorded $6,685 in connection with the issuance of shares of the Company’s common stock and recognized a gain of $323 on the settlement of the liquidated damages, which was recorded as additional paid-in capital on the consolidated statement of stockholders’ deficiency.

Exercise of Stock Options – The Company recorded the exercise of 96,408 common stock options for shares of the Company’s common stock for cash of $95, during the year ended December 31, 2022, as reflected on the consolidated statements of stockholders’ deficiency.

Professional Services – The Company issued, in connection with entering into several professional services agreements, 14,617 and 14,205 shares of the Company’s common stock (14,617 shares consisted of 1,134 shares issued on January 12, 2022 at $13.20 and 13,483 shares issued on January 26, 2022 at $12.54) and (14,205 shares issued on January 21, 2021 at $8.80) that were recorded at the trading price on the issuance date during the years ended December 31, 2022 and 2021 of $184 and $125, respectively, as reflected on the consolidated statements of stockholders’ deficiency.

Restricted Stock Units – The Company issued, in connection with the vesting of restricted stock units, 832,233 shares of the Company’s common stock (as described in Note 23) and 34,395 shares of the Company’s common stock (11,667 shares issued in connection with an asset acquisition and 22,728 shares issued to a certain board member) during the years ended December 31, 2022 and 2021, respectively, as reflected on the consolidated statements of stockholders’ equity.

Restricted Common Stock – The Company issued, in connection with certain acquisitions, 228,898 shares of the Company’s restricted common stock (194,806 shares in connection with The Spun, as further described below, and 34,092 shares in connection with Fulltime Fantasy, as further described in Note 4) during the year ended December 31, 2021, as reflected on the consolidated statements of stockholders’ deficiency.

Restricted Stock Awards

During the year ended December 31, 2021, the Company issued an aggregate of 48,856 shares of its common stock as restricted stock awards to certain members of the Board, subject to continued service with the Company, with vesting generally over a twelve-month period (or shorter if granted after January 1, 2021 so that the awards are fully vested as of December 31, 2021) from the grant date, of which 6,844 unvested restricted stock awards were forfeited.

Unless otherwise stated, the fair value of a restricted stock award is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date issued. The estimated fair value of these shares is being recognized as compensation expense over the vesting period of the award (see Note 23).

A summary of the restricted stock award activity during the year ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock awards outstanding at January 1, 2022	194,806	$16.94
Vested	(97,403)	(16.94)
Restricted stock awards outstanding at December 31, 2022	97,403	16.94

During the year ended December 31, 2021, the Company permitted an exchange of 4,035 shares from vested restricted stock awards for the exercise of 7,893 common stock options (issued under the 2019 Plan, see Note 23) for the net exercise of 3,858 common stock options for shares of the Company’s common stock as reflected on the consolidated statements of stockholders’ deficiency.

Information with respect to stock-based compensation cost and unrecognized stock-based compensation cost related to the restricted stock awards is provided under the heading Stock-Based Compensation in Note 23.

Common Stock to be Issued

In connection with the Say Media merger on December 12, 2018, the Company issued 7,851 shares of the Company’s common stock during the year ended December 31, 2022, out of the total shares required to be issued of 46,406 as of January 1, 2021. As of December 31, 2022, 38,555 shares of the Company’s common stock have not been issued and are to be issued.

In connection with a closing of a private placement on January 4, 2018, MDB, as the placement agent, was entitled to receive 2,728 shares of the Company’s common stock that have not been issued as of December 31, 2022, as reflected on the consolidated statements of stockholders’ deficiency as common stock to be issued that were subject to Liquidated Damages (see Note 16).

Common Stock Warrants

Warrants issued to purchase shares of the Company’s common stock to Strome, and B. Riley (collectively the “Financing Warrants”) are described below.

Strome Warrants – On June 15, 2018, the Company modified the two securities purchase agreements dated January 4, 2018 and March 30, 2018 with Strome Mezzanine Fund LP (“Strome”). As consideration for such modification, the Company issued warrants to Strome (the “Strome Warrants”) to purchase 68,182 shares of common stock, exercisable at price of $11.00 per share (as amended), which were carried on the consolidated balance sheets as a derivative liability at fair value, as adjusted at each period-end since, among other criteria, delivery of unregistered shares was precluded upon exercise (see Note 18).

The Strome Warrants are exercisable for a period of five years, subject to customary anti-dilution adjustments, and may, in the event there is no effective registration statement covering the resale of the warrant shares, be exercised on a cashless basis in certain circumstances.

B. Riley Warrants – On October 18, 2018, the Company issued warrants to B. Riley (the “B. Riley Warrants”) to purchase up to 39,774 shares of the Company’s common stock, with an original exercise price of $22.00 per share (subsequently adjusted to $7.26), subject to customary anti-dilution adjustments, which were carried on the consolidated balance sheets as a derivative liability at fair value, as adjusted at each period-end since, among other criteria, delivery of unregistered shares was precluded upon exercise (see Note 18).

The B. Riley Warrants are exercisable for a period of five years, subject to customary anti-dilution adjustments, and may, in the event, at any time after the six-month anniversary of the issuance of the warrants, if there is no effective registration statement covering the re-sale of the shares of common stock underlying the warrants, the warrants may be exercised on a cashless basis.

A summary of the Financing Warrants activity during the year ended December 31, 2022 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Financing Warrants outstanding at January 1, 2022	116,118	$13.20	2.94
Expired	(8,162)	35.22
Financing Warrants outstanding at December 31, 2022	107,956	10.61	1.32
Financing Warrants exercisable at December 31, 2022	107,956	10.61	1.32

The Financing Warrants outstanding and exercisable classified within the statement of stockholders’ deficiency as of December 31, 2022 are summarized as follows:

	Exercise Price	Expiration Date	Total Exercisable (Shares)
Strome Warrants	$11.00	June 15, 2023	68,182
B. Riley Warrants	7.26	October 18, 2025	39,774
Total outstanding and exercisable			107,956

The intrinsic value of exercisable but unexercised in-the-money Financing Warrants as of December 31, 2022 was $133 based on a fair market value of the Company’s common stock of $10.61 per share on December 31, 2022.

AllHipHop Warrants – On October 26, 2020, the Company exchanged 6,819 of Publisher Partner Warrants (as further described under the heading Publisher Partner Warrants) granted to AllHipHop, LLC for an aggregate of 5,681 warrants for shares of the Company’s common stock with an exercise price of $14.30 (the “AllHipHop Warrants”). The AllHipHop Warrants are exercisable for a period of five years, subject to customary anti-dilution adjustments, and may be exercised on a cashless basis.

ABG Warrants – On June 14, 2019, the Company issued 999,540 warrants to acquire the Company’s common stock to ABG (the “ABG Warrants”) in connection with the Sports Illustrated Licensing Agreement, expiring in ten years. Half the warrants have an exercise price of $9.24 per share (the “$9.24 Warrants”). The other half of the warrants have an exercise price of $18.48 per share (the “$18.48 Warrants”). The warrants provide for the following: (1) 40% of the $9.24 Warrants and 40% of the $18.48 Warrants vest in equal monthly increments over a period of two years beginning on the one year anniversary of the date of issuance of the warrants (any unvested portion of such warrants to be forfeited by ABG upon certain terminations by the Company of the Sports Illustrated Licensing Agreement) (the “Time-Based Warrants”); (2) 60% of the $9.24 Warrants and 60% of the $18.48 Warrants vest based on the achievement of certain performance goals for the licensed brands in calendar years 2020, 2021, 2022, or 2023; (3) under certain circumstances the Company may require ABG to exercise all (and not less than all) of the warrants, in which case all of the warrants will be vested; (4) all of the warrants automatically vest upon certain terminations of the Licensing Agreement by ABG or upon a change of control of the Company (the “Performance-Based Warrants”); and (5) ABG has the right to participate, on a pro-rata basis (including vested and unvested warrants, exercised or unexercised), in any future equity issuance of the Company (subject to customary exceptions).

On June 4, 2021, the Company amended certain ABG Warrants in exchange for additional benefits under the Sports Illustrated Licensing Agreement as follows:

●	The exercise price of 99,954 Time-Based Warrants (50% of the original warrants granted totaling 199,908) were adjusted from $18.48 to $9.24 per share as adjusted for any stock splits, combinations, stock dividends, reclassifications, recapitalizations and other similar events (further details on the modifications are provided in Note 23).

●	The exercise price of 149,931 Performance-Based Warrants (50% of the original warrants granted totaling 299,862) were adjusted from $18.48 to $9.24 per share as adjusted for any stock splits, combinations, stock dividends, reclassifications, recapitalizations and other similar events (further details on the modifications are provided in Note 23).

Information with respect to stock-based compensation cost and unrecognized stock-based compensation cost related to the ABG Warrants is provided in Note 23.

Publisher Partner Warrants – On May 20, 2020, the Board approved a third publisher partner warrant program, which superseded the second publisher partner warrant program and authorized the Company to grant publisher partner warrants to purchase up to 90,910 shares of the Company’s common stock (the “Publisher Partner Warrants”). The issuance of the Publisher Partner Warrants is administered by management and approved by the Board.

New Publisher Partner Warrants – On November 2, 2022, the Board approved a warrant incentive program to grant warrants to certain publishers (the “New Publisher Partner Warrants”), that authorized the Company to grant New Publisher Partner Warrants to purchase up to 33,000 shares of the Company’s common stock. The New Publisher Partner Warrants will have the following terms: (i) one-third will become exercisable and vest on the one-year anniversary of the issuance; (ii) the remaining warrants will become exercisable and vest in a series of twenty-four (24) successive equal monthly installments following the first anniversary of the issuance; and (iii) a five-year term. The issuance of the New Publisher Partner Warrants is administered by management and approved by the Board. No New Publisher Partner Warrants have been issued.

Information with respect to stock-based compensation cost and unrecognized stock-based compensation cost related to the Publisher Partner Warrants is provided in Note 23.